Liability for Pension and Other Retirement Benefits (Details 2) (Pension Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Components of net periodic pension costs
Service cost - Benefits earned during the year	$ 79,880	¥ 6,630,000	¥ 7,224,000	¥ 8,460,000
Interest cost on projected benefit obligation	43,193	3,585,000	3,745,000	3,885,000
Expected return on plan assets	(35,675)	(2,961,000)	(2,452,000)	(3,029,000)
Amortization of actuarial loss	27,530	2,285,000	2,478,000	1,622,000
Amortization of prior service cost	2,735	227,000	179,000	535,000
Curtailment and settlement loss (gain)	(145)	(12,000)	(28,000)	475,000
Net periodic cost	$ 117,518	¥ 9,754,000	¥ 11,146,000	¥ 11,948,000